Shareholder Report, Holdings (Details)_4	Jun. 30, 2024
Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Class 1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class 1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class 1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class 1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class 2 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Class 2 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Class 2 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class 2 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class 2 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class 2 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class 2 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class 2 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class 2 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 2 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%